Stockholders' Equity - Summary of the Company's Stock Option Activity under Equity Incentive Plans (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Available for Grant, Beginning Balance	1,846,000	549,000	2,695,000
Options Available for Grant, Options granted	0	(2,484,000)	(2,569,000)
Options Available for Grant, Options forfeited	175,000	1,781,000	423,000
Options Available for Grant, Options authorized		2,000,000
Options Available for Grant, Ending Balance	2,021,000	1,846,000	549,000
Options Outstanding, Beginning Balance	4,880,000	4,177,000	2,031,000
Options Outstanding, Options granted		2,484,000	2,569,000
Options Outstanding, Options forfeited	(175,000)	(1,781,000)	(423,000)
Options Outstanding, Ending Balance	4,705,000	4,880,000	4,177,000
Options Outstanding, Vested and exercisable	2,252,000	2,052,000
Options Outstanding, Vested and expected to vest, Ending Balance	4,077,000	4,084,000
Options Outstanding, Unvested	2,453,000	2,828,000
Weighted Average Exercise Price, Beginning Balance	$ 1.05	$ 1.47	$ 2.01
Weighted Average Exercise Price, Options granted		0.42	0.70
Weighted Average Exercise Price, Options forfeited	0.81	1.16	1.74
Weighted Average Exercise Price, Ending Balance	1.06	1.05	$ 1.47
Weighted Average Exercise Price, Vested and exercisable	1.09	1,130
Weighted Average Exercise Price, Vested and expected to vest, Ending Balance	0.87	0.88
Weighted Average Exercise Price, Unvested	$ 1.03	$ 1,000
Weighted Average Remaining Contractual Life, Beginning Balance	7 years 7 months 17 days	8 years 5 months 9 days
Weighted Average Remaining Contractual Life, Ending Balance	7 years 4 months 9 days	8 years 1 month 20 days
Weighted Average Remaining Contractual Life, Ending Balance		7 years 7 months 17 days
Weighted Average Remaining Contractual Life, Vested and exercisable	7 years 1 month 24 days	7 years 4 months 6 days
Weighted Average Remaining Contractual Life, Vested and expected to vest, Ending Balance	7 years 3 months 8 days	7 years 6 months 10 days
Aggregate Intrinsic Value	$ 0	$ 0
Aggregate Intrinsic Value, Vested and exercisable	0	0
Aggregate Intrinsic Value, Vested and expected to vest, Ending Balance	$ 0	$ 0